Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of relationships with related parties who had transactions
Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
Tokyo Lifestyle Limited	An entity controlled by Mr. Kanayama
Seihinkokusai Co., Ltd. (“Seihinkokusai”)	An entity of which Mr. Kanayama’s wife is a corporate auditor
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife
YST (HK) Limited	An entity controlled by Mr. Kanayama, which was subsequently dissolved on January 14, 2022
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife
Shenzhen Qingzhiliangpin Network Technology Co., Ltd. (“Qingzhiliangpin”)	A subsidiary of YST (HK) Limited before October 2021, which became a subsidiary of Tokyo Lifestyle Limited in October 2021
Palpito	An equity investment entity of the Company

Schedule of accounts receivable, net - related parties
	March 31, 2022	March 31, 2021
Name
Tokyo Lifestyle Limited	$6,305,332	$3,496,659
Seihinkokusai	345	2,411
Shintai Co., Ltd.	250	-
Subtotal	6,305,927	3,499,070
Less: allowance for doubtful accounts	-	-
Total accounts receivable, net - related parties	$6,305,927	$3,499,070

Schedule of due to related parties
	March 31, 2022	March 31, 2021
Name
Palpito	$1,717	$-
Seihinkokusai (1)	691,278	632,380
Total due from related parties	$692,995	$632,380

Schedule of accounts payable - related parties
	March 31, 2022	March 31, 2021
Name
Seihinkokusai	$34,043	$46,750
Palpito	98,004	8,504
Qingzhiliangpin	-	7,757
Total accounts payable - related parties	$132,047	$63,011

Schedule of due to related parties
	March 31, 2022	March 31, 2021
Name
Mr. Mei Kanayama	$29,921	$13,924
YST (HK) Limited	-	69,159
Qingzhiliangpin	-	152,691
Seihinkokusai	23,444	-
Total due to related parties	$53,365	$235,774

Schedule of due to related parties
	For the Years Ended March 31,
	2022	2021	2020

Tokyo Lifestyle Limited	$22,047,156	$22,766,429	$4,263,196
Seihinkokusai	22,092	8,246	19,554
Shintai Co., Ltd.	1,347	657	59,807
Palpito	52,214	-	-
Takuetsu Kokusai Co., Ltd.	6,507	-	-
Total revenue from related parties	$22,129,316	$22,775,332	$4,342,557

Schedule of purchase from related parties
	For the Years Ended March 31,
	2022	2021	2020

Seihinkokusai	$401,341	$667,156	$492,202
Palpito	122,520	37,677	-
Qingzhiliangpin	79,653	8,100	-
Tokyo Lifestyle Limited	879	26,491	-
YST (HK) Limited	13,885	-	-
Total purchase from related parties	$618,278	$739,424	$492,202